STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three and nine months ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Research and development	$—	$—
General and administrative	148	388
Total	$148	$388

Schedule of Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	142	$4,376.92	9.63
Granted	—
Exercised	—
Forfeited	—
Outstanding at December 31, 2024	142	$4,376.92	8.63
Exercisable at December 31, 2024	62	$5,475.38	8.57
Vested and expected to vest at December 31, 2024	142	$4,376.92	8.63

Schedule of Valuation Assumptions	The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

For the Year Ended December 31, 2023
Volatility	129.54%
Expected term in years	5.84
Dividend rate	0.00%
Risk-free interest rate	4.34%
Fair value of common stock on grant date	$3,298.42